Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Estimated Useful life
Depreciation is calculated generally by the straight-line method based on estimated useful lives as follow
s:

Category of Property, Plant and Equipment	Range of Estimated Useful Life

Buildings	5 to 30 years
Machinery and equipment	5 to 40 years
Vehicles	6 to 12 years
Computer hardware	3 to 5 years